CUSTOMER DEPOSITS	6 Months Ended
Jun. 30, 2024
CUSTOMER DEPOSITS

Note. 9. CUSTOMER DEPOSITS

Customer deposits are advance payments from customers prior to manufacturing and shipping a simulator. The prepayment amounts and timing vary depending on the product to be manufactured and delivery location. Customer deposits are included in current liabilities until the balance is applied to an order at the time of invoicing. As of June 30, 2024 and December 31, 2023, and 2022, customer deposits were $2,479,124 and $1,704,224, respectively.